Asset retirement obligations - Additional Information (Detail) - Greece [member]	12 Months Ended
Dec. 31, 2018 EUR (€)
50.0 million Letter of Credit [member]
Disclosure of asset retirement obligations [line items]
Letter of guarantee	€ 50,000,000.0
Letter of guarantee annual fee	0.57%
Letter of guarantee expiration date	Jul. 26, 2026
7.5 million Letter of Guarantee [member]
Disclosure of asset retirement obligations [line items]
Letter of guarantee	€ 7,500,000.0
Letter of guarantee annual fee	0.45%
Letter of guarantee expiration date	Jul. 26, 2026